INTANGIBLE ASSETS (Tables)	12 Months Ended
Aug. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SUMMARIZES OF INTANGIBLE ASSETS

The below table summarizes the identifiable intangible assets as of August 31, 2022, and August 31, 2021:

	August 31, 2022	August 31, 2021

Technology 1-Portable Air Cooler	$27,438,763	$-
Technology 2-Condensing Unit	55,709,004
	83,147,767	-
Less: Accumulated amortization	(2,771,592)	-
Intangible assets, net	$80,376,175	$-